RELATED PARTIES (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Short-term benefits (i)	R$ 56.7	R$ 52.2	R$ 67.2
Share-based payments (ii)	99.7	80.7	66.0
Social security (iii)	18.1	14.4	7.0
Total key Management remuneration	R$ 174.5	R$ 147.3	R$ 140.2